CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net income (loss)	$ (6,998)	$ (5,455)	$ (11,102)	$ 52,797
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	5,349	5,033	11,031	7,329
Share-based compensation expense	1,572	697	1,557	862
Loss on disposal of fixed asset	24
Interest expense deferred and capitalized in debt restructuring				3,958
Gain on debt restructuring				(70,309)
Gain on sale of oil and gas properties		(920)	(1,040)
Amortization of debt discount		161	161	1,415
Amortization of right-of-use asset	44		37
Changes in operating assets and liabilities:
Accounts receivable - oil and gas	3,956	(539)	(3,760)	(541)
Prepaid expenses and other current assets	40	142	131	(28)
Accounts payable	(2,199)	4,373	5,414	408
Accrued expenses	(1,673)	(450)	(1,413)	1,231
Accrued expenses - related parties		(943)	657	1,110
Revenue payable	(28)	(14)	(4)	274
Net cash provided by (used in) operating activities	87	2,085	1,669	(1,494)
Cash Flows From Investing Activities:
Cash paid for the acquisition of oil and gas properties, net of restricted cash received		(1,056)	(1,120)	(19,693)
Cash paid for property and equipment		(47)
Cash paid for drilling and completion costs	(12,663)	(24,269)	(39,700)	(43)
Cash paid for other property and equipment			(81)	(3,270)
Cash paid for oil and gas security bonds				(112)
Proceeds from the sale of oil and gas property		1,175	1,175
Cash paid for security deposit			(10)
Net cash used in investing activities	(12,663)	(24,197)	(39,736)	(23,118)
Cash Flows From Financing Activities:
Proceeds from notes payable				400
Proceeds from PPP loan	740
Repayment of PPP loan	(370)
Proceeds from notes payable - related parties		15,000	15,000	37,900
Proceeds from issuance of common shares		18,000	43,000
Repayment of notes payable				(7,795)
Cash paid for warrant repurchase				(1,095)
Proceeds from warrant exercise for common stock				64
Net cash provided by financing activities	370	33,000	58,000	29,474
Net increase in cash and restricted cash	(12,206)	10,888	19,933	4,862
Cash and restricted cash at beginning of period	25,712	5,779	5,779	917
Cash and restricted cash at end of period	13,506	16,667	25,712	5,779
Supplemental Disclosure of Cash Flow Information
Cash paid for: Interest
Cash paid for: Income Taxes
Noncash Investing and Financing Activities:
Change in accrued oil and gas development costs	7,261	6,039	2,056	7,000
Acquisition of asset retirement obligations		33	54	2,061
Changes in estimates of asset retirement obligations	230	129	695	133
Common stock issued for debt conversion		$ 55,075	55,075
Common stock issued as debt inducement				185
Common stock issued for debt interest				167
Issuance of restricted common stock	$ 1		$ 1	1
Conversion of Series A preferred stock				$ 7